COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Depreciation expense	$ 19,714	$ 20,528
Brazil Minerals [Member]
Acounts Receivable - Related Party	$ 6,360	$ 190,581